Organization and Principal Activities - Schedule of Subsidiaries (Details)			12 Months Ended
	Feb. 22, 2018	Feb. 06, 2018	Dec. 31, 2019
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of incorporation		Feb. 06, 2018
Place of incorporation		Cayman Islands
Canaan Creative (HK) Holdings Limited
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Canaan Creative (HK) Holdings Limited
Date of incorporation	Feb. 22, 2018		Feb. 22, 2018
Place of incorporation	Hong Kong		Hong Kong
Equity interest held	100.00%		100.00%
Principal activities			Research and development of ICs
Hangzhou Canaan Creative Information Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Hangzhou Canaan Creative Information Technology Co., Ltd.
Date of incorporation			Apr. 09, 2013
Place of incorporation			Hangzhou, China
Equity interest held			100.00%
Principal activities			Research and development of ICs
Canaan Creative Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Canaan Creative Co., Ltd.
Date of incorporation			Apr. 01, 2013
Place of incorporation			Beijing, China
Equity interest held			100.00%
Principal activities			Research and development of ICs
Langfang Creative Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Langfang Creative Technology Co., Ltd.
Date of incorporation			May 15, 2014
Place of incorporation			Langfang, China
Equity interest held			100.00%
Principal activities			Assembly of system products
Hangzhou Ruihong Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Hangzhou Ruihong Technology Co., Ltd.
Date of incorporation			Jun. 30, 2015
Place of incorporation			Hangzhou, China
Equity interest held			100.00%
Principal activities			Supply chain and distribution of system products
Hangzhou Lifeng Intelligence Agriculture Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Hangzhou Lifeng Intelligence Agriculture Co., Ltd.
Date of incorporation			Nov. 13, 2015
Place of incorporation			Hangzhou, China
Equity interest held			100.00%
Principal activities			Distribution of system products
Hangzhou Canaan Blockchain Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Hangzhou Canaan Blockchain Technology Co., Ltd.
Date of incorporation			Nov. 11, 2016
Place of incorporation			Hangzhou, China
Equity interest held			100.00%
Principal activities			Research and development of ICs
Canaan Convey Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Canaan Convey Co., Ltd.
Date of incorporation			Nov. 02, 2017
Place of incorporation			Beijing, China
Equity interest held			100.00%
Principal activities			International distribution of system products
Zhejiang Avalon Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Zhejiang Avalon Technology Co., Ltd.
Date of incorporation			Dec. 05, 2017
Place of incorporation			Hangzhou, China
Equity interest held			100.00%
Principal activities			Distribution of system products
Canaan Mingxin (Beijing) Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Canaan Mingxin (Beijing) Technology Co., Ltd.
Date of incorporation			Dec. 24, 2018
Place of incorporation			Beijing, China
Equity interest held			100.00%
Principal activities			International distribution of system products
Hangzhou Canaan Chuangxin Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries			Hangzhou Canaan Chuangxin Technology Co., Ltd.
Date of incorporation			Dec. 26, 2018
Place of incorporation			Hangzhou, China
Equity interest held			100.00%
Principal activities			Research and development of ICs